LONG-TERM BANK LOAN (Details Textual)	0 Months Ended	1 Months Ended										0 Months Ended				1 Months Ended			12 Months Ended	0 Months Ended
	Feb. 14, 2013 ILS	Nov. 29, 2012 ILS	Oct. 17, 2012 ILS	Jul. 31, 2011 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 18, 2011 USD ($)	Sep. 06, 2011 USD ($)	Sep. 06, 2011 ILS	Jun. 28, 2011 ILS	Jan. 13, 2013 Bank Otsar Ha-Hayal [Member] USD ($)	Sep. 08, 2012 Jerusalem Technology Investments Ltd [Member] ILS	Jul. 07, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Jul. 07, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Feb. 28, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member]	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Jan. 13, 2013 Samuel HaCohen [Member] Bank Otsar Ha-Hayal [Member] USD ($)
Long Term Bank Loan [Line Items]
Short-term Debt								$ 360,000
Long Term Debt Conversion								100,000
Debt, Long-term and Short-term, Combined Amount								460,000			2,100,000
Loan Guaranteed By Government			1,000,000								500,000
Investment In Equity By Related Party				750,000										50,000	170,000	75,000		50,000	75,000
Related Party Transaction Description Rate													Annual interest at the Israeli prime rate, plus 3.5%	Loan bears annual interest at the Israeli prime rate, plus 3.5%	Loan bears annual interest at the Israeli prime rate, plus 3.5%
Related Party Transaction, Rate													8.57%	8.57%	8.57%
Related Party Transaction Debt Repayment Installment	9,842	9,960											32,545		18,080
Related Party Transaction Debt Repayment Number Of Installments	60	60											49				49
Related Party Transaction Debt Repayment										1,350,000
Equity Investments By Related Party Amount Due										330,000
Restricted cash					183,000	164,000	140,000		140,000
Proceeds from Bank Debt			500,000									500,000
Guarantee Amount By Related Party			90,000
Bank Loan Interest Rate Description	The loan bears annual interest at the Israeli prime rate, plus 3.5%	The loan from Bank Otsar bears annual interest at the Israeli prime rate, plus 3.5%
Bank Loan Interest Rate	6.75%	7.25%
Repayments of Debt																				$ 145,000